12. Commitments and Contingent Liabilities (Details - Operating Lease)	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating lease commitment current year	$ 24,583
Operating lease 2020	0
Total minimum lease payments	$ 24,583